Schedule of Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equipment Schedule Of Equipment 1	$ 8,358
Equipment Schedule Of Equipment 2	8,358
Equipment Schedule Of Equipment 3	0
Equipment Schedule Of Equipment 4	20,274
Equipment Schedule Of Equipment 5	20,274
Equipment Schedule Of Equipment 6	0
Equipment Schedule Of Equipment 7	1,464,478
Equipment Schedule Of Equipment 8	1,144,382
Equipment Schedule Of Equipment 9	320,096
Equipment Schedule Of Equipment 10	333,989
Equipment Schedule Of Equipment 11	306,883
Equipment Schedule Of Equipment 12	27,106
Equipment Schedule Of Equipment 13	1,827,099
Equipment Schedule Of Equipment 14	1,479,897
Equipment Schedule Of Equipment 15	$ 347,202
Equipment Schedule Of Equipment 1		$ 8,358
Equipment Schedule Of Equipment 2		8,358
Equipment Schedule Of Equipment 3		0
Equipment Schedule Of Equipment 4		20,274
Equipment Schedule Of Equipment 5		20,274
Equipment Schedule Of Equipment 6		0
Equipment Schedule Of Equipment 7		1,464,478
Equipment Schedule Of Equipment 8		1,047,418
Equipment Schedule Of Equipment 9		417,060
Equipment Schedule Of Equipment 10		333,989
Equipment Schedule Of Equipment 11		264,524
Equipment Schedule Of Equipment 12		69,465
Equipment Schedule Of Equipment 13		1,827,099
Equipment Schedule Of Equipment 14		1,340,574
Equipment Schedule Of Equipment 15		$ 486,525
Equipment Schedule Of Equipment 1			$ 8,358
Equipment Schedule Of Equipment 2			8,358
Equipment Schedule Of Equipment 3			0
Equipment Schedule Of Equipment 4			20,274
Equipment Schedule Of Equipment 5			20,274
Equipment Schedule Of Equipment 6			0
Equipment Schedule Of Equipment 7			1,464,478
Equipment Schedule Of Equipment 8			930,979
Equipment Schedule Of Equipment 9			533,499
Equipment Schedule Of Equipment 10			333,989
Equipment Schedule Of Equipment 11			234,753
Equipment Schedule Of Equipment 12			99,236
Equipment Schedule Of Equipment 13			1,827,099
Equipment Schedule Of Equipment 14			1,194,364
Equipment Schedule Of Equipment 15			$ 632,735